Business Description and Basis of Preparation - Additional Information (Detail)		6 Months Ended
	Oct. 01, 2018	Jun. 30, 2020
Financial & risk [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership sold	55.00%
Refinitiv [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership retained		45.00%
Percentage of ownership held	45.00%	45.00%